THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Dec. 31, 2013 Senior Secured Credit Facility	Mar. 29, 2012 Senior Secured Credit Facility Predecessor	Aug. 30, 2012 8% Senior Subordinated Notes due 2014 Predecessor	Mar. 29, 2012 8% Senior Subordinated Notes due 2014 Predecessor	Dec. 31, 2012 Other expense	Mar. 29, 2012 Other expense Predecessor
Other Expense (Income)
(Gain) loss on redemption and modification of debt						$ (130,000)	$ 383,000	$ 1,297,000	$ 640,000
Business interruption insurance recoveries		(1,285,000)	(337,000)		(12,000)
Other expense (income)										49,000	391,000
Other expense (income)	$ 49,000	$ (1,415,000)	$ 960,000	$ 377,000	$ 1,402,000